Selected Quarterly Information (Unaudited) - Summary of Selected Quarterly Information (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Aug. 25, 2017 [1]	May 26, 2017	Feb. 24, 2017 [2]	Nov. 25, 2016	Aug. 26, 2016	May 27, 2016	Feb. 26, 2016	Nov. 27, 2015	Aug. 25, 2017		Aug. 26, 2016		Aug. 28, 2015
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 223,019	$ 206,974	$ 171,954	$ 159,344	$ 146,201	$ 149,609	$ 116,961	$ 121,652	$ 761,291	[3]	$ 534,423	[3]	$ 643,469	[3]
Gross profit	48,008	47,375	37,157	29,710	29,876	30,612	23,096	23,348	162,250		106,932		131,437
Income (loss) from operations	20,568	20,385	9,304	3,617	3,999	5,137	(364)	(2,587)	53,874		6,185		(6,710)
Net income (loss)	$ (10,209)	$ 7,958	$ (2,337)	$ (3,207)	$ (1,461)	$ (1,345)	$ (6,335)	$ (10,819)	$ (7,795)		$ (19,960)		$ (46,451)
Earnings per share
Basic	$ (0.48)	$ 0.57	$ (0.17)	$ (0.23)	$ (0.11)	$ (0.10)	$ (0.46)	$ (0.78)
Diluted	$ (0.48)	$ 0.50	$ (0.17)	$ (0.23)	$ (0.11)	$ (0.10)	$ (0.46)	$ (0.78)
Shares used in per share calculation
Basic	21,435	13,986	13,870	13,870	13,832	13,832	13,831	13,838
Diluted	21,435	15,955	13,870	13,870	13,865	13,832	13,831	13,838

[1]	Included $6.7 million loss on early payment of term loan for principal amount of $61.1 million in June 2017 related to IPO, and $15.2 million loss on extinguishment of long-term debt for principal payment of $151.0 million in August 2017.
[2]	Included $1.7 million debt extension costs associated with the amendment of our senior secured term loan and revolving credit facility in November 2016, and $1.4 million loss on a February 2017 extinguishment.
[3]	Includes sales to affiliates of $73,455, $38,817 and $96,996 in fiscal 2017, 2016 and 2015, respectively (see Note 3).